Segment Disclosure (Tables)	12 Months Ended
Feb. 28, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table shows information by operating segment for the fiscal year ended February 28, 2017:

	Software & Services	Mobility Solutions	SAF	Segment totals
Revenue (1)	$652	$409	$313	$1,374
Gross margin	522	98	229	849
Operating income (loss) (1)	149	(4)	224	369
(1) A reconciliation of segment revenue and segment operating income (loss) to consolidated revenue and consolidated operating income (loss) is set forth below.

Operating income (loss) includes depreciation expense of $1 million in Software & Services, $3 million in Mobility Solutions and $2 million in SAF.
The following table shows information by operating segment for the fiscal year ended February 29, 2016 and February 28, 2015:

	For the Years Ended
	February 29, 2016				February 28, 2015
	Software & Services	Mobility Solutions	SAF	Segment totals	Software & Services	Mobility Solutions	SAF	Segment totals
Revenue	$530	$884	$779	$2,193	$249	$1,480	$1,606	$3,335
Gross margin	400	(46)	665	1,019	183	61	1,385	1,629

The Company has not presented comparative information for operating income (loss) by segment, as it cannot practically allocate past operating expenses for the comparative periods to the current segments due to a fundamental reorganization of the internal reporting structure of the Company. Prior to the reorganization into the current structure, operations for each segment were integrated and centralized, and the Company does not have a reasonable basis with which to determine how operating expenses under the current structure may have compared to the previous structure.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following table reconciles segment revenues, gross margin and operating income (loss) to the Company’s consolidated totals:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Revenue
Revenue for segments	$1,374	$2,193	$3,335
Adjustments	(65)	(33)	—
Consolidated revenue	$1,309	$2,160	$3,335

Gross margin
Gross margin for reportable segments	$849	$1,019	$1,629
Adjustments to revenue	(65)	(33)	—
Adjustments to cost of goods sold	(167)	(45)	(25)
Consolidated gross margin	$617	$941	$1,604

Operating income (loss)
Operating income for segments	$369
Unallocated amounts:
Operating expenses	(314)
Adjustments:
Revenue	(65)
Cost of goods sold	(167)
Operating expenses	(253)
Impairment of goodwill	(57)
Impairment of long-lived assets	(501)
Loss on sale, disposal and abandonment of long-lived assets	(169)
Debentures fair value adjustment	(24)
Consolidated operating loss	$(1,181)

Revenue from External Customers by Geographic Areas
Revenue, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
North America
Canada	$146	11.1%	$238	11.0%	$216	6.4%
United States	572	43.7%	714	33.0%	775	23.2%
	718	54.8%	952	44.0%	991	29.6%
Europe, Middle East and Africa
United Kingdom	113	8.6%	195	9.0%	292	8.8%
Other	312	23.8%	621	28.8%	1,139	34.2%
	425	32.4%	816	37.8%	1,431	43.0%
Latin America	35	2.7%	117	5.4%	380	11.4%
Asia Pacific	131	10.1%	275	12.8%	533	16.0%
	$1,309	100.0%	$2,160	100.0%	$3,335	100.0%

Revenue by Type
Total revenues, classified by product and service type, regardless of segment, were as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Software and services	$622	$497	$249
Hardware and other	374	884	1,480
Service access fees	313	779	1,606
	$1,309	$2,160	$3,335

Long-lived Assets and Total Assets by Geographic Areas
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, was as follows:

	As at
	February 28, 2017		February 29, 2016
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$312	$493	$1,002	$1,467
United States	871	2,490	1,024	3,429
United Kingdom	21	112	39	220
Other	48	168	178	418
	$1,252	$3,263	$2,243	$5,534